11. INCOME TAXES (Details - Deferred tax assets) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Loss carry-forwards	$ 791,000	$ 782,300	$ 766,600
Capital losses	0	0	5,000
Office equipment	0	0	12,500
Oil and gas properties	1,857,700	1,817,700	1,733,500
Asset retirement obligation	134,800	117,800	99,300
Deferred tax asset	2,783,500	2,717,800	2,616,900
Less: valuation allowance	(2,783,500)	(2,717,800)	(2,616,900)
Deferred tax asset recognized	$ 0	$ 0	$ 0